Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Grande Capital [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum liquid capital requirements, Grande Capital	$ 384,615	$ 384,615
Capital levels maintained, Grande Capital	1,568,061	2,465,656
Grande Securities [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum liquid capital requirements, Grande Capital	384,615
Capital levels maintained, Grande Capital	$ 564,288